Guarantor/Non-guarantor Condensed Consolidated Financial Information - Narrative (Detail)	Mar. 31, 2015	Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Ownership in subsidiary percentage	100.00%	100.00%